July 22, 2008

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington DC 20549

Re:	AXA Premier VIP Trust – Registration
Statement File Nos.: 333-70754 and 811-10509

Dear Madam or Sir:

On behalf of AXA Premier VIP Trust (“Trust”), attached for filing via the EDGAR System pursuant to Section 14(c) under the Securities Exchange Act of 1934, as amended, and Regulation 14(c) thereunder, is a preliminary Information Statement regarding new investment sub-advisers for the Trust’s Multimanager Large Cap Growth Portfolio, Multimanager Mid Cap Growth Portfolio and Multimanager Small Cap Value Portfolio.

If you have any questions or comments regarding this filing, please do not hesitate to contact me at (212) 314-2707, or Mark Amorosi, Esq., of Kirkpatrick & Lockhart Preston Gates Ellis LLP, counsel to the Trust, at (202) 778-9351.

Sincerely,

/s/ Armando Capasso
Armando Capasso
Counsel

Attachment

cc:	Patricia Louie, Esq.
Mark C. Amorosi, Esq.